Future accounting policy changes - Additional Information (Detail) - Events Occuring After Reporting Period [Member] $ in Billions	Nov. 01, 2019 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease assets	$ 1.6
Operating lease liabilities	1.6
Adoption Of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increase in sub leases	0.1
Increase (decrease) in retained earnings	$ 0.1